Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

Supplement dated June 21, 2007, to the Prospectus dated October 1, 2006, as previously supplemented on

April 5, 2007, March 15, 2007, and December 4, 2006.

This supplement contains important information about the Portfolios referenced above (the “Portfolios”).

All Portfolios

Effective on or about September 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Portfolios as he provided prior to his official retirement.

The changes described below are effective as of June 27, 2007.

All Portfolios

The “About Wells Fargo Advantage WealthBuilder PortfoliosSM” section on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

The WealthBuilder Portfolios are funds-of-funds that invest in various affiliated and unaffiliated mutual funds (Underlying Funds) to pursue their investment objectives. The Portfolios are designed to offer you access to professionally managed mutual funds from well-known fund families. Each Portfolio allocates its assets across either various stock investment styles or across both stock and bond investment styles through investment in Underlying Funds. In turn, each Underlying Fund invests its assets according to its own investment objective and investment style.

Each Portfolio invests in stock funds for growth potential, and four of the Portfolios—the Conservative Allocation, Moderate Balanced, Growth Balanced and Growth Allocation Portfolios—also invest in bond funds for income production, decreased volatility and increased price stability. We may select from a wide range of Underlying Funds based upon changing markets and risk/return characteristics. Accordingly, each Portfolio provides a different level of risk exposure by allocating its investments in different proportions among Underlying Funds. In addition, the Conservative Allocation, Moderate Balanced, Growth Balanced and Growth Allocation Portfolios invest in funds that use alternative investment strategies, which may include, but are not limited to, investing in real estate, commodities, foreign currency, natural resources, precious metals, and other non-traditional investments, or following a long-short, market neutral, or other tactical investment strategies. These alternative investment strategies generally have a low correlation to stocks and bonds and therefore provide additional diversification, which may result in lower volatility for the Portfolios.

Conservative Allocation Portfolio

The “Principal Investment Strategies” section on page 4 of the Prospectus for the Conservative Allocation Portfolio is deleted in its entirety and replaced with the following:

We seek to achieve the Portfolio’s investment objective by allocating up to 19% of its assets to stock funds, up to 76% of its assets to bond funds, and up to 10% of its assets to alternative investment strategy funds.

As of June 1, 2007, the Portfolio’s target neutral allocation was 19% to stock funds, 76% to bond funds, and 5% to alternative investment strategy funds. We may change the Portfolio’s neutral allocation throughout the year. The Portfolio’s broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Portfolio is a highly diversified investment, consisting of bond, stock and alternative investment strategy funds, with an emphasis on bonds. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. Stock holdings are diversified across a wide range of stock fund styles including large company growth, large company value, small company and international. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in real estate, commodities, foreign currency, natural resources, precious metals, and other non-traditional investments, or following a long-short, market neutral, or other tactical investment strategies.

Under normal circumstances, we use futures contracts to implement effective allocation changes recommended by the TAA Model. The TAA Model is previously described under “Asset Allocation Strategy” in the “Key Portfolio Information” section. The Portfolio does not physically reallocate its assets among investment styles when it uses futures contracts. Please refer to the table below for information regarding the Portfolio’s effective allocation ranges to stocks, bonds and alternative investments using the TAA futures overlay.

The “Portfolio Asset Allocation” section on page 5 of the Prospectus for the Conservative Allocation Portfolio is deleted in its entirety and replaced with the following:

Potential Asset Allocation Ranges	Neutral Position	Investment Target Range Using TAA Model
Stock Funds	19%	13-24%	`
Bond Funds	76%	67-81%
Alternative Investment Funds	5%	5-10%

Target Allocations as of June 1, 2007
Stock Fund Styles:
Large Company Growth Style	5.7%
Large Company Value Style	5.7%
Small Company Style	3.8%
International Style	3.8%
Total	19%

Bond Fund Styles:
Short Term U.S. Treasury, Government Obligations, and Mortgage-Related Securities	28.5%
Intermediate and Long Term U.S. Treasury, Government Obligations, and Mortgage-Related Securities	19%
Investment Grade Corporate Bonds	19%
High-Yield Corporate Bonds	4.75%
International Obligations	4.75%
Total	76%

Alternative Investment Fund Styles
Real Estate	2%
Commodities	3%
Total	5%

Total Portfolio Assets	100%

Target Allocations Using Futures as of June 1, 2007
Stock Fund Styles:	24%
Bond Fund Styles:	71%
Alternative Investment Fund Styles:	5%
Total	100%

Moderate Balanced Portfolio

The “Principal Investment Strategies” section on page 8 of the Prospectus for the Moderate Balanced Portfolio is deleted in its entirety and replaced with the following:

We seek to achieve the Portfolio’s investment objective by allocating up to 38% of its assets to stock funds, up to 57% of its assets to bond funds, and up to 10% of its assets to alternative investment strategy funds.

As of June 1, 2007, the Portfolio’s target neutral allocation was 38% to stock funds, 57% to bond funds, and 5% to alternative investment strategy funds. We may change the Portfolio’s neutral allocation throughout the year. The Portfolio’s broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Portfolio is a highly diversified investment, consisting of bond, stock and alternative investment strategy funds, with an emphasis on bonds. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. Stock holdings are diversified across a wide range of stock fund styles including large company growth, large company value, small company and international. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in real estate, commodities, foreign currency, natural resources, precious metals, and other non-traditional investments, or following a long-short, market neutral, or other tactical investment strategies.

Under normal circumstances, we use futures contracts to implement effective allocation changes recommended by the TAA Model. The TAA Model is previously described under “Asset Allocation Strategy” in the “Key Portfolio Information” section. The Portfolio does not physically reallocate its assets among investment styles when it uses futures contracts. Please refer to the table below for information regarding the Portfolio’s effective allocation ranges to stocks, bonds and alternative investments using the TAA futures overlay.

The “Portfolio Asset Allocation” section on page 9 of the Prospectus for the Moderate Balanced Portfolio is deleted in its entirety and replaced with the following:

Potential Asset Allocation Ranges	Neutral Position	Investment Target Range Using TAA Model
Stock Funds	38%	26-48%	`
Bond Funds	57%	44-67%
Alternative Investment Funds	5%	5-10%

Target Allocations as of June 1, 2007
Stock Fund Styles:
Large Company Growth Style	11.4%
Large Company Value Style	11.5%
Small Company Style	7.6%

International Style	7.5%
Total	38%

Bond Fund Styles:
Short Term U.S. Treasury, Government Obligations, and Mortgage-Related Securities	19%
Intermediate and Long Term U.S. Treasury, Government Obligations, and Mortgage-Related Securities	14.2%
Investment Grade Corporate Bonds	14.2%
High-Yield Corporate Bonds	4.8%
International Obligations	4.8%
Total	57%

Alternative Investment Fund Styles
Real Estate	2%
Commodities	3%
Total	5%

Total Portfolio Assets	100%

Target Allocations Using Futures as of June 1, 2007
Stock Fund Styles:	48%
Bond Fund Styles:	47%
Alternative Investment Fund Styles:	5%
Total	100%

Growth Balanced Portfolio

The “Principal Investment Strategies” section on page 12 of the Prospectus for the Growth Balanced Portfolio is deleted in its entirety and replaced with the following:

We seek to achieve the Portfolio’s investment objective by allocating up to 62% of its assets to stock funds, up to 33% of its assets to bond funds, and up to 10% of its assets to alternative investment strategy funds.

As of June 1, 2007, the Portfolio’s neutral allocation was 62% to stock funds, 33% to bond funds, and 5% to alternative investment strategy funds. We may change the Portfolio’s neutral allocation throughout the year. The Portfolio’s broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Portfolio is a highly diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stocks. Stock holdings are diversified across a wide range of stock fund styles including large company growth, large company value, small company and international. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in real estate, commodities, foreign currency, natural resources, precious metals, and other non-traditional investments, or following a long-short, market neutral, or other tactical investment strategies.

Under normal circumstances, we use futures contracts to implement effective allocation changes recommended by the TAA Model. The TAA Model is previously described under “Asset Allocation Strategy” in the “Key Portfolio Information” section. The Portfolio does not physically reallocate its assets among investment styles when it uses futures contracts. Please refer to the table below for information regarding the Portfolio’s effective allocation ranges to stocks, bonds and alternative investments using the TAA futures overlay.

The “Portfolio Asset Allocation” section on page 13 of the Prospectus for the Growth Balanced Portfolio is deleted in its entirety and replaced with the following:

Potential Asset Allocation Ranges	Neutral Position	Investment Target Range Using TAA Model
Stock Funds	62%	44-77%	`
Bond Funds	33%	16-48%
Alternative Investment Funds	5%	5-10%

Target Allocations as of June 1, 2007
Stock Fund Styles:
Large Company Growth Style	18.1%
Large Company Value Style	19.1%
Small Company Style	12.4%
International Style	12.4%
Total	62%

Bond Fund Styles:
Short Term U.S. Treasury, Government Obligations, and Mortgage-Related Securities	0%
Intermediate and Long Term U.S. Treasury, Government Obligations, and Mortgage-Related Securities	12.3%
Investment Grade Corporate Bonds	11.3%
High-Yield Corporate Bonds	4.7%
International Obligations	4.7%
Total	33%

Alternative Investment Fund Styles
Real Estate	2%
Commodities	3%
Total	5%

Total Portfolio Assets	100%

Target Allocations Using Futures as of June 1, 2007
Stock Fund Styles:	77%
Bond Fund Styles:	18%
Alternative Investment Fund Styles:	5%
Total	100%

Growth Allocation Portfolio

The “Principal Investment Strategies” section on page 16 of the Prospectus for the Growth Allocation Portfolio is deleted in its entirety and replaced with the following:

We seek to achieve the Portfolio’s investment objective by allocating up to 76% of its assets to stock funds, up to 19% of its assets to bond funds, and up to 10% of its assets to alternative investment strategy funds.

As of June 1, 2007, the Portfolio’s target neutral allocation was 76% to stock funds, 19% to bond funds, and 5% to alternative investment strategy funds. We may change the Portfolio’s neutral allocation throughout the year. The Portfolio’s broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Portfolio is a highly diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stocks. Stock holdings are diversified across a wide range of stock fund styles including large company growth, large company value, small company and international. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in real estate, commodities, foreign currency, natural resources, precious metals, and other non-traditional investments, or following a long-short, market neutral, or other tactical investment strategies.

Under normal circumstances, we use futures contracts to implement effective allocation changes recommended by the TAA Model. The TAA Model is previously described under “Asset Allocation Strategy” in the “Key Portfolio Information” section. The Portfolio does not physically reallocate its assets among investment styles when it uses futures contracts. Please refer to the table below for information regarding the Portfolio’s effective allocation ranges to stocks, bonds and alternative investments using the TAA futures overlay.

The “Portfolio Asset Allocation” section on page 17 of the Prospectus for the Growth Allocation Portfolio is deleted in its entirety and replaced with the following:

Potential Asset Allocation Ranges	Neutral Position	Investment Target Range Using TAA Model
Stock Funds	76%	57-91%	`
Bond Funds	19%	3-34%
Alternative Investment Funds	5%	5-10%

Target Allocations as of June 1, 2007
Stock Fund Styles:
Large Company Growth Style	22.8%
Large Company Value Style	22.8%
Small Company Style	15.2%
International Style	15.2%
Total	76%

Bond Fund Styles:
Short Term U.S. Treasury, Government Obligations, and Mortgage-Related Securities	0%
Intermediate and Long Term U.S. Treasury, Government Obligations, and Mortgage-Related Securities	6.7%
Investment Grade Corporate Bonds	6.7%
High-Yield Corporate Bonds	2.8%
International Obligations	2.8%
Total	19%

Alternative Investment Fund Styles
Real Estate	2%
Commodity	3%
Total	5%

Total Portfolio Assets	100%

Target Allocations Using Futures as of June 1, 2007
Stock Fund Styles:	91%
Bond Fund Styles:	4%
Alternative Investment Fund Styles	5%
Total	100%

The section entitled “The Underlying Funds” on page 28 of the Prospectus is supplemented with the following:

(3)

Alternative Investment Funds. Funds that employ utilize alternative investment strategies include, but are not limited to, investing in real estate, commodities, foreign currency, natural resources, precious metals, and other non-traditional investments, or following a long-short, market neutral, or other tactical investment strategies. Only the Growth Allocation, Growth Balanced, Moderate Balanced and Conservative Allocation Portfolios invest in funds that utilize alternative investment strategies.

The following risk is added to the “Principal Risk Factors” section for each of the Growth Allocation, Growth Balanced, Moderate Balanced and Conservative Allocation Portfolios:

•	Alternative Investment Risk

The “Description of Principal Investment Risks” section beginning on page 29 of the Prospectus is supplemented with the following:

Alternative Investment Risk

Alternative investment strategies, such as investments in real estate, commodities, foreign currency, natural resources, precious metals, and other non-traditional investments, or following a long-short, market neutral, or other tactical investment strategies involve additional risks. For example, investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with direct ownership of real estate. These issuers are sensitive to factors such as changes in real estate values, property taxes, interest rates, adequacy of available financing and market conditions. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. In addition, prices of commodities, which include precious metals, may be significantly affected by various environmental, economic, financial and political factors, all of which may be unpredictable. Finally, following a long-short position typically involves an Underlying Fund’s sale of a security that it does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. Although the gain is limited by the price at which the security was sold short, a loss is potentially unlimited.

The following information was contained within the April 5, 2007, Supplement and is included herewith for your convenience.

Effective April 25, 2007, Galen G. Blomster, CFA, is retiring from Wells Capital Management Incorporated and will be temporarily removed as co-portfolio manager for the Portfolios. During this time, Jeffrey P. Mellas and Douglas R. Beath will continue to serve as co-portfolio managers for the Portfolios.

Effective on or about July 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Portfolios as he provided prior to his official retirement.

The following information was contained within the March 15, 2007, supplement and is included herewith for your convenience.

Effective immediately, the following bullet points, which are located on page 44 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 45 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

The following information was contained within the December 4, 2006, Supplement and is included herewith for your convenience.

This supplement contains important information about the shares of the Portfolios referenced above (the “Portfolios”). Effective immediately, the following minimum investment information replaces the minimum investment information found in the section entitled “How to Buy Shares” beginning on page 41 of the Prospectus:

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts	$1,000	$100
Automatic Investment Plans	$50	$50
IRAs, IRA rollovers, Roth IRAs	$250	$100
UGMA/UTMA accounts	$1,000	$50
Employer-Sponsored Retirement Plans	no minimum	no minimum

WBP067/P810SP 6-07

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

Supplement dated June 21, 2007, to the Statement of Additional Information dated October 1, 2006,

as supplemented on June 6, 2007, April 5, 2007, and March 1, 2007.

Effective immediately, the following information is added to the section entitled “Futures and Options Contracts” on page 12 of the Statement of Additional Information.

In pursuing their individual investment objectives, certain of the Portfolios may, to the extent permitted by their investment objectives and policies, invest in commodity-linked derivative instruments. A Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in the overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Portfolio is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Portfolio. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Portfolio to reinvest the proceeds of a maturing contract in a new futures contract, the Portfolio might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Portfolio’s investments to greater volatility than investments in traditional securities.

Effective immediately, the following paragraph is added to the section entitled “Permitted Investment Activities and Associated Risks” beginning on page 3 of the Statement of Additional Information.

REAL ESTATE SECURITIES

Although certain of the Portfolios will not invest directly in real estate, the Portfolios may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Investments in mortgage-related securities involve certain risks. In periods of declining interest rates,

prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolios. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy.

The following information was contained within the June 6, 2007, Supplement and is included herewith for your convenience.

This supplement contains important information about the Portfolios referenced above (the “Portfolios”).

All Portfolios

On and effective May 9, 2007, the Board of Trustees (the “Board”) accepted the resignation of A. Erdem Cimen as Treasurer of Wells Fargo Funds Trust (the “Trust”) and appointed Stephen Leonhardt as Treasurer of the Trust. As a result, the information regarding A. Erdem Cimen under the “Management - Trustees and Officers” section is deleted and replaced with the following:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company Or Investment Company Directorships

Stephen Leonhardt, 47	Treasurer, since 2007

Vice President and Manager of Fund Audit, Reporting and Tax for Wells Fargo Funds Management, LLC since 2007. From 2002 to 2004, Controller for Sungard Transaction Networks. Chief Operating Officer for UMB Fund Services, Inc. from 2004 to 2005. Director of Fund Administration and SEC Reporting for TIAA-CREF from 2005 to 2007.

N/A

All Portfolios

Effective immediately, the following sentences are added to the first paragraph under “Permitted Investment Activities and Associated Risks”:

Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or a Portfolio’s prospectus apply at the time of purchase of a security. To the extent a security type is described in this SAI that is not referenced in a Portfolio’s prospectus, the Portfolio under normal circumstances will not invest more than 15% of its assets in the security type.

All Portfolios

Effective immediately, under “Permitted Investment Activities and Associated Risks - Foreign Securities and Currency Transactions – Emerging Market Securities” the first paragraph is deleted and replaced with the following:

The Portfolios consider countries with emerging markets to include the following: (i) countries included in the MSCI Emerging Markets Index; and (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).  Additionally, the Portfolios consider the following countries to have emerging markets:  Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan, Turkey, and Venezuela.  The Portfolios consider emerging market securities to be securities:  (i) issued by companies with their principal place of business or principal office in an emerging market country; or (ii) issued by companies for which the principal securities trading market is an emerging market country. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world’s major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

All Portfolios

On May 9, 2007, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately and replace the Policies previously disclosed in the March 1, 2007, supplement.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each series of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock, bonds and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ Web site and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ Web site simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to portfolio holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the Fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as it deems appropriate, but not less often than annually, and make any changes that it deems appropriate.

The following information was contained within the April 5, 2007, supplement and is included herewith for your convenience.

Effective April 25, 2007, Galen G. Blomster, CFA, is retiring from Wells Capital Management Incorporated and will be removed as co-portfolio manager for the Portfolios. As a result, the information under the “Portfolio Managers” section beginning on page 22 of the Statement of Additional Information, as it relates to Galen G. Blomster, CFA, is removed.

The following information was contained within the March 1, 2007, supplement and is included herewith for your convenience.

All Portfolios

Effective immediately, the following paragraph replaces Non-Fundamental Investment Policy No. (1) under the "Investment Policies" section:

(1) Each Portfolio may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Portfolio that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

All Portfolios

Effective immediately, under “Permitted Investment Activities and Associated Risks - Foreign Securities and Currency Transactions – Emerging Market Securities” the third paragraph is deleted and the first paragraph is deleted and replaced with the following:

The Portfolios consider countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. Additionally, the Portfolios consider the following countries to have emerging markets: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan, Turkey and Venezuela. The Portfolios consider emerging market securities to be securities: (i) issued by companies with their principal place of business or principal office in an emerging market country; or (ii) issued by companies for which the principal securities trading market is an emerging market country. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world’s major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

All Portfolios

On February 7, 2007, the Board of Trustees (the “Board”) of Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (the “Trusts”) approved revisions to the Trusts’ Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which are described below, are effective immediately.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Portfolios of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Portfolio shareholders, without regard to any relationship that any affiliated person of the Portfolio (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Portfolios’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Portfolio. While each Portfolio does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Portfolios.

The Procedures set forth Funds Management’s general position on various proposals, such as:

• Routine Items – Funds Management will generally vote for uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

• Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management’s counsel interprets as applicable law.

• Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

• Mergers/Acquisitions and Corporate Restructurings – Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

• Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Portfolios and in the best interests of Portfolio shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Portfolio’s voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (5) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (6) erecting information barriers around the person or persons making voting decisions; (7) voting in proportion to other shareholders; or (8) voting in other ways that are consistent with each Portfolio’s obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Portfolios (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.

As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

Information regarding how the Portfolios voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Portfolios’ Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC’s Web site at www.sec.gov.

All Portfolios

On February 7, 2007, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which are described below, are effective immediately.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each series of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a non-money market Fund and does not include the cash investments or other derivative positions held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ Web site and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ Web site simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to portfolio holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage FundsSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the Fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds'

accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as it deems appropriate, but not less often than annually, and make any changes that it deems appropriate.

WBS0607/SUP059

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

Class A, Class B and Class C

Supplement dated June 21, 2007, to the Prospectus dated February 1, 2007, as supplemented on April 5, 2007, and March 15, 2007.

This supplement contains important information about the Funds referenced above (the “Funds”).

Effective on or about September 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Funds as he provided prior to his official retirement.

The following information was contained within the April 5, 2007, supplement and is included herewith for your convenience.

Effective April 25, 2007, Galen G. Blomster, CFA is retiring from Wells Capital Management Incorporated and will be temporarily removed as co-portfolio manager for the Funds. During this time, Jeffrey P. Mellas, Douglas R. Beath, Thomas C. Biwer, CFA, Christian L. Chan, CFA, and Andrew Owen, CFA, will continue to serve as co-portfolio managers for the Moderate Balanced and Growth Balanced Funds and Jeffrey P. Mellas and Gregory T. Genung, CFA, will continue to serve as co-portfolio managers for the Asset Allocation Fund.

Effective on or about July 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Funds as he provided prior to his official retirement.

The following information was contained within the March 15, 2007, supplement and is included herewith for your convenience.

Effective immediately, under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 29, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

AFR067/P501SP 6-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

Administrator Class

Supplement dated June 21, 2007, to the Prospectus dated February 1, 2007, as supplemented on April 5, 2007.

This supplement contains important information about the Funds referenced above (the “Funds”).

Effective on or about September 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Funds as he provided prior to his official retirement.

The following information was contained within the April 5, 2007, supplement and is included herewith for your convenience.

Effective April 25, 2007, Galen G. Blomster, CFA is retiring from Wells Capital Management Incorporated and will be temporarily removed as co-portfolio manager for the Funds. During this time, Jeffrey P. Mellas, Douglas R. Beath, Thomas C. Biwer, CFA, Christian L. Chan, CFA, and Andrew Owen, CFA, will continue to serve as co-portfolio managers for the

Conservative Allocation, Moderate Balanced, Growth Balanced and Aggressive Allocation Funds and Jeffrey P. Mellas and Gregory T. Genung, CFA, will continue to serve as co-portfolio managers for the Asset Allocation Fund.

Effective on or about July 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Funds as he provided prior to his official retirement.

AFAM067/P503SP 6-07